Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TANAKA Funds, Inc.
Entity Central Index Key	0001051219
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class R
Shareholder Report [Line Items]
Fund Name	TANAKA GROWTH FUND
Class Name	Tanaka Growth Fund
Trading Symbol	TGFRX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Tanaka Growth Fund - TGFRX (the “Fund”) for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://tanaka.com/. You can also request this information by contacting us at 1-877-4-TANAKA.
Additional Information Phone Number	1-877-4-TANAKA
Additional Information Website	https://tanaka.com/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Tanaka Growth Fund	$231	1.99%

*Annualized

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

TOTAL RETURNS FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2024

FUND/INDEX	ONE YEAR	FIVE YEAR	TEN YEAR	VALUE
Tanaka Growth Fund	32.55%	23.07%	11.26%	$29,067
Wilshire 2500 Growth Fund	39.72%	18.79%	15.54%	$42,411

Net Assets	$ 23,271,848
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 211,298
Investment Company, Portfolio Turnover	15.04%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$23,271,848	25	15.04%	$211,298

Largest Holdings [Text Block]

top ten holdings (% OF Net ASsets)

1.	Apple Inc.	13.07%
2.	Corcept Therapeutics Inc.	12.95%
3.	NexGen Energy Ltd.	9.76%
4.	NVIDIA Corp.	9.62%
5.	Catalyst Pharmaceuticals, Inc.	7.69%
6.	Stifel Financial Corp.	5.35%
7.	Aflac, Inc.	5.29%
8.	The Carlyle Group, Inc.	4.72%
9.	Symbotic Inc., Class A	4.68%
10.	Onto Innovation, Inc.	3.71%
	Total % of Net Assets	76.84%

Material Fund Change [Text Block]	HOW HAS THE FUND CHANGED The Fund has not had any material changes during the year ended November 30, 2024.
Updated Prospectus Phone Number	1-877-4-TANAKA
Updated Prospectus Web Address	https://tanaka.com/